Other non-current assets - Financial assets held at fair value through profit or loss (Details) - Equity instruments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of fair value remeasurement
Costs at January 1,	€ 4,736	€ 4,818	€ 2,373
Acquisitions of the year	1,994	0	4,736
Disposals of the year	(2,820)	(82)	(2,291)
Costs at December 31,	3,910	4,736	4,818
Net book value at December 31,	8,951	11,275	6,000
Level 1
Reconciliation of fair value remeasurement
Fair value adjustment at January 1	6,539	1,182	(619)
Cancellation of fair value adjustment following disposal	(3,894)	2	598
Fair value adjustment of the year	2,397	5,355	1,203
Fair value adjustment at December 31,	€ 5,042	€ 6,539	€ 1,182